Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	USAA MUTUAL FUNDS TRUST
Prospectus Date	rr_ProspectusDate	Aug. 01, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	USAA Tax Exempt Long-Term FundUSAA Tax Exempt Intermediate-Term FundUSAA Tax Exempt Short-Term Fund

Supplement Dated February 1, 2022
to the Statutory Prospectus (the “Prospectus”)
dated August 1, 2021, as SupplementedThis Supplement updates certain information contained in the above-dated Prospectus for the USAA Tax Exempt Long-Term Fund (the “Fund”).The Average Annual Total Returns Table with respect to the Fund located on page 7 of the Prospectus is deleted in its entirety and hereby replaced with the following:Average Annual Total ReturnsFor Periods Ended December 31, 20201 Year5 Years10 YearsFund SharesReturn Before Taxes5.17%3.94%5.22%Return After Taxes on Distributions5.17%3.94%5.22%Return After Taxes on Distributions and Sale of Fund Shares4.39%3.87%5.02%Class AReturn Before Taxes2.61%3.22%4.68%IndexesBloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)5.21%3.91%4.63%Lipper General & Insured Municipal Debt Funds Index (reflects no deduction for taxes)5.00%4.01%5.02%If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE. Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.USAA Tax Exempt Long-Term FundUSAA Tax Exempt Intermediate-Term FundUSAA Tax Exempt Short-Term FundSupplement Dated February 1, 2022
to the Statutory Prospectus (the “Prospectus”)
dated August 1, 2021, as SupplementedThis Supplement updates certain information contained in the above-dated Prospectus for the USAA Tax Exempt Intermediate-Term Fund (the “Fund”).The Average Annual Total Returns Table with respect to the Fund located on page 16 of the Prospectus is deleted in its entirety and hereby replaced with the following:Average Annual Total Returns
For Periods Ended December 31, 20201 Year5 Years10 YearsFund SharesReturn Before Taxes4.67%3.60%4.39%Return After Taxes on Distributions4.67%3.60%4.39%Return After Taxes on Distributions and Sale of Fund Shares3.90%3.46%4.20%Class AReturn Before Taxes2.08%2.88%3.91%IndexesBloomberg Municipal 1-15 Years Blend Index (reflects no deduction for fees, expenses, or taxes)4.73%3.39%3.84%Lipper Intermediate Municipal Debt Funds Index (reflects no deduction for taxes)4.41%3.22%3.71%If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.USAA Tax Exempt Long-Term FundUSAA Tax Exempt Intermediate-Term FundUSAA Tax Exempt Short-Term FundSupplement Dated February 1, 2022
to the Statutory Prospectus (the “Prospectus”)
dated August 1, 2021, as SupplementedThis Supplement updates certain information contained in the above-dated Prospectus for the USAA Tax Exempt Short-Term Fund (the “Fund”).The Average Annual Total Returns Table with respect to the Fund located on page 26 of the Prospectus is deleted in its entirety and hereby replaced with the following:Average Annual Total Returns
For Periods Ended December 31, 20201 Year5 Years10 YearsFund SharesReturn Before Taxes2.39%1.67%1.80%Return After Taxes on Distributions2.39%1.67%1.80%Return After Taxes on Distributions and Sale of Fund Shares2.04%1.65%1.79%Class AReturn Before Taxes-0.12%0.97%1.32%IndexesBloomberg Municipal Short (1-5 Years) Index (reflects no deduction for fees, expenses, or taxes)2.83%1.98%1.87%Lipper Short Municipal Debt Funds Index (reflects no deduction for taxes)1.76%1.41%1.30%   If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.USAA California Bond FundSupplement Dated February 1, 2022
to the Statutory Prospectus (the “Prospectus”)
dated August 1, 2021, as SupplementedThis Supplement updates certain information contained in the above-dated Prospectus for the USAA California Bond Fund.The Average Annual Total Returns Table located on page 8 of the Prospectus is deleted in its entirety and hereby replaced with the following:Average Annual Total ReturnsFor Periods Ended December 31, 20201 Year5 Years10 YearsFund SharesReturn Before Taxes4.82%3.76%5.68%Return After Taxes on Distributions4.82%3.76%5.68%Return After Taxes on Distributions and Sale of Fund Shares3.87%3.59%5.32%Class AReturn Before Taxes2.21%3.04%5.18%IndexesBloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)5.21%3.91%4.63%Lipper California Municipal Debt Funds Index (reflects no deduction for taxes)4.22%3.76%5.27%  If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.USAA New York Bond FundSupplement Dated February 1, 2022
to the Statutory Prospectus (the “Prospectus”)
dated August 1, 2021, as SupplementedThis Supplement updates certain information contained in the above-dated Prospectus for the USAA New York Bond Fund.The Average Annual Total Returns Table located on page 8 of the Prospectus is deleted in its entirety and hereby replaced with the following:Average Annual Total ReturnsFor Periods Ended December 31, 20201 Year5 Years10 YearsFund SharesReturn Before Taxes3.68%3.25%4.48%Return After Taxes on Distributions3.68%3.25%4.48%Return After Taxes on Distributions and Sale of Fund Shares3.39%3.26%4.32%Class AReturn Before Taxes1.09%2.54%3.98%IndexesBloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)5.21%3.91%4.63%Lipper New York Municipal Debt Funds Index (reflects no deduction for taxes)3.49%3.80%4.44%  If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.USAA Virginia Bond FundSupplement Dated February 1, 2022
to the Statutory Prospectus (the “Prospectus”)
		dated August 1, 2021, as SupplementedThis Supplement updates certain information contained in the above-dated Prospectus for the USAA Virginia Bond Fund.The Average Annual Total Returns Table located on page 8 of the Prospectus is deleted in its entirety and hereby replaced with the following:Average Annual Total ReturnsFor Periods Ended December 31, 20201 Year5 Years10 YearsFund SharesReturn Before Taxes4.42%3.33%4.51%Return After Taxes on Distributions4.42%3.33%4.51%Return After Taxes on Distributions and Sale of Fund Shares3.62%3.23%4.31%Class AReturn Before Taxes1.83%2.63%4.04%IndexesBloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)5.21%3.91%4.63%Lipper Virginia Municipal Debt Funds Index (reflects no deduction for taxes)4.68%3.15%3.96% If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.
Tax Exempt Long-Term Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	USAA Tax Exempt Long-Term FundUSAA Tax Exempt Intermediate-Term FundUSAA Tax Exempt Short-Term Fund

Supplement Dated February 1, 2022
to the Statutory Prospectus (the “Prospectus”)
		dated August 1, 2021, as SupplementedThis Supplement updates certain information contained in the above-dated Prospectus for the USAA Tax Exempt Long-Term Fund (the “Fund”).The Average Annual Total Returns Table with respect to the Fund located on page 7 of the Prospectus is deleted in its entirety and hereby replaced with the following:Average Annual Total ReturnsFor Periods Ended December 31, 20201 Year5 Years10 YearsFund SharesReturn Before Taxes5.17%3.94%5.22%Return After Taxes on Distributions5.17%3.94%5.22%Return After Taxes on Distributions and Sale of Fund Shares4.39%3.87%5.02%Class AReturn Before Taxes2.61%3.22%4.68%IndexesBloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)5.21%3.91%4.63%Lipper General & Insured Municipal Debt Funds Index (reflects no deduction for taxes)5.00%4.01%5.02%If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE. Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.
Tax Exempt Long-Term Fund | Return Before Taxes | Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.17%
5 Years	rr_AverageAnnualReturnYear05	3.94%
10 Years	rr_AverageAnnualReturnYear10	5.22%
Tax Exempt Long-Term Fund | Return Before Taxes | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.61%
5 Years	rr_AverageAnnualReturnYear05	3.22%
10 Years	rr_AverageAnnualReturnYear10	4.68%
Tax Exempt Long-Term Fund | Return After Taxes on Distributions | Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.17%
5 Years	rr_AverageAnnualReturnYear05	3.94%
10 Years	rr_AverageAnnualReturnYear10	5.22%
Tax Exempt Long-Term Fund | Return After Taxes on Distributions and Sale of Fund Shares | Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.39%
5 Years	rr_AverageAnnualReturnYear05	3.87%
10 Years	rr_AverageAnnualReturnYear10	5.02%
Tax Exempt Long-Term Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.21%
5 Years	rr_AverageAnnualReturnYear05	3.91%
10 Years	rr_AverageAnnualReturnYear10	4.63%
Tax Exempt Long-Term Fund | Lipper General & Insured Municipal Debt Funds Index (reflects no deduction for taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.00%
5 Years	rr_AverageAnnualReturnYear05	4.01%
10 Years	rr_AverageAnnualReturnYear10	5.02%
Tax Exempt Intermediate-Term Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	USAA Tax Exempt Long-Term FundUSAA Tax Exempt Intermediate-Term FundUSAA Tax Exempt Short-Term FundSupplement Dated February 1, 2022
to the Statutory Prospectus (the “Prospectus”)
dated August 1, 2021, as SupplementedThis Supplement updates certain information contained in the above-dated Prospectus for the USAA Tax Exempt Intermediate-Term Fund (the “Fund”).The Average Annual Total Returns Table with respect to the Fund located on page 16 of the Prospectus is deleted in its entirety and hereby replaced with the following:Average Annual Total Returns
		For Periods Ended December 31, 20201 Year5 Years10 YearsFund SharesReturn Before Taxes4.67%3.60%4.39%Return After Taxes on Distributions4.67%3.60%4.39%Return After Taxes on Distributions and Sale of Fund Shares3.90%3.46%4.20%Class AReturn Before Taxes2.08%2.88%3.91%IndexesBloomberg Municipal 1-15 Years Blend Index (reflects no deduction for fees, expenses, or taxes)4.73%3.39%3.84%Lipper Intermediate Municipal Debt Funds Index (reflects no deduction for taxes)4.41%3.22%3.71%If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.
Tax Exempt Intermediate-Term Fund | Return Before Taxes | Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.67%
5 Years	rr_AverageAnnualReturnYear05	3.60%
10 Years	rr_AverageAnnualReturnYear10	4.39%
Tax Exempt Intermediate-Term Fund | Return Before Taxes | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.08%
5 Years	rr_AverageAnnualReturnYear05	2.88%
10 Years	rr_AverageAnnualReturnYear10	3.91%
Tax Exempt Intermediate-Term Fund | Return After Taxes on Distributions | Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.67%
5 Years	rr_AverageAnnualReturnYear05	3.60%
10 Years	rr_AverageAnnualReturnYear10	4.39%
Tax Exempt Intermediate-Term Fund | Return After Taxes on Distributions and Sale of Fund Shares | Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.90%
5 Years	rr_AverageAnnualReturnYear05	3.46%
10 Years	rr_AverageAnnualReturnYear10	4.20%
Tax Exempt Intermediate-Term Fund | Bloomberg Municipal 1-15 Years Blend Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.73%
5 Years	rr_AverageAnnualReturnYear05	3.39%
10 Years	rr_AverageAnnualReturnYear10	3.84%
Tax Exempt Intermediate-Term Fund | Lipper Intermediate Municipal Debt Funds Index (reflects no deduction for taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.41%
5 Years	rr_AverageAnnualReturnYear05	3.22%
10 Years	rr_AverageAnnualReturnYear10	3.71%
Tax Exempt Short-Term Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	USAA Tax Exempt Long-Term FundUSAA Tax Exempt Intermediate-Term FundUSAA Tax Exempt Short-Term FundSupplement Dated February 1, 2022
to the Statutory Prospectus (the “Prospectus”)
dated August 1, 2021, as SupplementedThis Supplement updates certain information contained in the above-dated Prospectus for the USAA Tax Exempt Short-Term Fund (the “Fund”).The Average Annual Total Returns Table with respect to the Fund located on page 26 of the Prospectus is deleted in its entirety and hereby replaced with the following:Average Annual Total Returns
		For Periods Ended December 31, 20201 Year5 Years10 YearsFund SharesReturn Before Taxes2.39%1.67%1.80%Return After Taxes on Distributions2.39%1.67%1.80%Return After Taxes on Distributions and Sale of Fund Shares2.04%1.65%1.79%Class AReturn Before Taxes-0.12%0.97%1.32%IndexesBloomberg Municipal Short (1-5 Years) Index (reflects no deduction for fees, expenses, or taxes)2.83%1.98%1.87%Lipper Short Municipal Debt Funds Index (reflects no deduction for taxes)1.76%1.41%1.30% If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.
Tax Exempt Short-Term Fund | Return Before Taxes | Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.39%
5 Years	rr_AverageAnnualReturnYear05	1.67%
10 Years	rr_AverageAnnualReturnYear10	1.80%
Tax Exempt Short-Term Fund | Return Before Taxes | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.12%)
5 Years	rr_AverageAnnualReturnYear05	0.97%
10 Years	rr_AverageAnnualReturnYear10	1.32%
Tax Exempt Short-Term Fund | Return After Taxes on Distributions | Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.39%
5 Years	rr_AverageAnnualReturnYear05	1.67%
10 Years	rr_AverageAnnualReturnYear10	1.80%
Tax Exempt Short-Term Fund | Return After Taxes on Distributions and Sale of Fund Shares | Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.04%
5 Years	rr_AverageAnnualReturnYear05	1.65%
10 Years	rr_AverageAnnualReturnYear10	1.79%
Tax Exempt Short-Term Fund | Bloomberg Municipal Short (1-5 Years) Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.83%
5 Years	rr_AverageAnnualReturnYear05	1.98%
10 Years	rr_AverageAnnualReturnYear10	1.87%
Tax Exempt Short-Term Fund | Lipper Short Municipal Debt Funds Index (reflects no deduction for taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.76%
5 Years	rr_AverageAnnualReturnYear05	1.41%
10 Years	rr_AverageAnnualReturnYear10	1.30%
California Bond Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	USAA California Bond FundSupplement Dated February 1, 2022
to the Statutory Prospectus (the “Prospectus”)
		dated August 1, 2021, as SupplementedThis Supplement updates certain information contained in the above-dated Prospectus for the USAA California Bond Fund.The Average Annual Total Returns Table located on page 8 of the Prospectus is deleted in its entirety and hereby replaced with the following:Average Annual Total ReturnsFor Periods Ended December 31, 20201 Year5 Years10 YearsFund SharesReturn Before Taxes4.82%3.76%5.68%Return After Taxes on Distributions4.82%3.76%5.68%Return After Taxes on Distributions and Sale of Fund Shares3.87%3.59%5.32%Class AReturn Before Taxes2.21%3.04%5.18%IndexesBloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)5.21%3.91%4.63%Lipper California Municipal Debt Funds Index (reflects no deduction for taxes)4.22%3.76%5.27% If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.
California Bond Fund | Return Before Taxes | Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.82%
5 Years	rr_AverageAnnualReturnYear05	3.76%
10 Years	rr_AverageAnnualReturnYear10	5.68%
California Bond Fund | Return Before Taxes | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.21%
5 Years	rr_AverageAnnualReturnYear05	3.04%
10 Years	rr_AverageAnnualReturnYear10	5.18%
California Bond Fund | Return After Taxes on Distributions | Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.82%
5 Years	rr_AverageAnnualReturnYear05	3.76%
10 Years	rr_AverageAnnualReturnYear10	5.68%
California Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.87%
5 Years	rr_AverageAnnualReturnYear05	3.59%
10 Years	rr_AverageAnnualReturnYear10	5.32%
California Bond Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.21%
5 Years	rr_AverageAnnualReturnYear05	3.91%
10 Years	rr_AverageAnnualReturnYear10	4.63%
California Bond Fund | Lipper California Municipal Debt Funds Index (reflects no deduction for taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	3.76%
10 Years	rr_AverageAnnualReturnYear10	5.27%
New York Bond Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	USAA New York Bond FundSupplement Dated February 1, 2022
to the Statutory Prospectus (the “Prospectus”)
		dated August 1, 2021, as SupplementedThis Supplement updates certain information contained in the above-dated Prospectus for the USAA New York Bond Fund.The Average Annual Total Returns Table located on page 8 of the Prospectus is deleted in its entirety and hereby replaced with the following:Average Annual Total ReturnsFor Periods Ended December 31, 20201 Year5 Years10 YearsFund SharesReturn Before Taxes3.68%3.25%4.48%Return After Taxes on Distributions3.68%3.25%4.48%Return After Taxes on Distributions and Sale of Fund Shares3.39%3.26%4.32%Class AReturn Before Taxes1.09%2.54%3.98%IndexesBloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)5.21%3.91%4.63%Lipper New York Municipal Debt Funds Index (reflects no deduction for taxes)3.49%3.80%4.44% If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.
New York Bond Fund | Return Before Taxes | Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.68%
5 Years	rr_AverageAnnualReturnYear05	3.25%
10 Years	rr_AverageAnnualReturnYear10	4.48%
New York Bond Fund | Return Before Taxes | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.09%
5 Years	rr_AverageAnnualReturnYear05	2.54%
10 Years	rr_AverageAnnualReturnYear10	3.98%
New York Bond Fund | Return After Taxes on Distributions | Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.68%
5 Years	rr_AverageAnnualReturnYear05	3.25%
10 Years	rr_AverageAnnualReturnYear10	4.48%
New York Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.39%
5 Years	rr_AverageAnnualReturnYear05	3.26%
10 Years	rr_AverageAnnualReturnYear10	4.32%
New York Bond Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.21%
5 Years	rr_AverageAnnualReturnYear05	3.91%
10 Years	rr_AverageAnnualReturnYear10	4.63%
New York Bond Fund | Lipper New York Municipal Debt Funds Index (reflects no deduction for taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.49%
5 Years	rr_AverageAnnualReturnYear05	3.80%
10 Years	rr_AverageAnnualReturnYear10	4.44%
Virginia Bond Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	USAA Virginia Bond FundSupplement Dated February 1, 2022
to the Statutory Prospectus (the “Prospectus”)
		dated August 1, 2021, as SupplementedThis Supplement updates certain information contained in the above-dated Prospectus for the USAA Virginia Bond Fund.The Average Annual Total Returns Table located on page 8 of the Prospectus is deleted in its entirety and hereby replaced with the following:Average Annual Total ReturnsFor Periods Ended December 31, 20201 Year5 Years10 YearsFund SharesReturn Before Taxes4.42%3.33%4.51%Return After Taxes on Distributions4.42%3.33%4.51%Return After Taxes on Distributions and Sale of Fund Shares3.62%3.23%4.31%Class AReturn Before Taxes1.83%2.63%4.04%IndexesBloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)5.21%3.91%4.63%Lipper Virginia Municipal Debt Funds Index (reflects no deduction for taxes)4.68%3.15%3.96% If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logos are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.
Virginia Bond Fund | Return Before Taxes | Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.42%
5 Years	rr_AverageAnnualReturnYear05	3.33%
10 Years	rr_AverageAnnualReturnYear10	4.51%
Virginia Bond Fund | Return Before Taxes | Class A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.83%
5 Years	rr_AverageAnnualReturnYear05	2.63%
10 Years	rr_AverageAnnualReturnYear10	4.04%
Virginia Bond Fund | Return After Taxes on Distributions | Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.42%
5 Years	rr_AverageAnnualReturnYear05	3.33%
10 Years	rr_AverageAnnualReturnYear10	4.51%
Virginia Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.62%
5 Years	rr_AverageAnnualReturnYear05	3.23%
10 Years	rr_AverageAnnualReturnYear10	4.31%
Virginia Bond Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.21%
5 Years	rr_AverageAnnualReturnYear05	3.91%
10 Years	rr_AverageAnnualReturnYear10	4.63%
Virginia Bond Fund | Lipper Virginia Municipal Debt Funds Index (reflects no deduction for taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.68%
5 Years	rr_AverageAnnualReturnYear05	3.15%
10 Years	rr_AverageAnnualReturnYear10	3.96%